CONTRACTUAL RIGHTS AND OBLIGATIONS - Contractual rights (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	$ 32.1
2021
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	29.8
2022
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	2.3
2023
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	0.0
2024
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	0.0
2025
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	0.0
Thereafter
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	0.0
Vessel [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	32.1
Vessel [Member] | 2021
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	29.8
Vessel [Member] | 2022
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	2.3
Vessel [Member] | 2023
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	0.0
Vessel [Member] | 2024
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	0.0
Vessel [Member] | 2025
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	0.0
Vessel [Member] | Thereafter
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [LineItems]
Charter hire income for vessels	$ 0.0